Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Deposits
Note 10: Deposits

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2023	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	2,656,659	5,602,255	8,258,914	42,571	15,177	18,877	10,360	86,985	8,345,899
Term - $100k or more	N/A	N/A	—	2,633,800	474,034	459,325	73,650	3,640,809	3,640,809
Total deposits	2,656,659	5,602,255	8,258,914	2,676,371	489,211	478,202	84,010	3,727,794	11,986,708

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2022	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Demand or less than $100k¹	3,039,701	6,844,127	9,883,828	32,764	9,814	12,848	11,391	66,817	9,950,645
Term - $100k or more	N/A	N/A	—	2,093,464	447,471	423,737	75,759	3,040,431	3,040,431
Total deposits	3,039,701	6,844,127	9,883,828	2,126,228	457,285	436,585	87,150	3,107,248	12,991,076
¹ The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2023 is 0.81% (December 31, 2022: 0.47%).

By Type and Segment	December 31, 2023			December 31, 2022
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda	3,487,911	985,180	4,473,091	3,813,274	674,895	4,488,169
Cayman	2,971,581	1,033,515	4,005,096	3,641,646	651,168	4,292,814
Channel Islands and the UK	1,799,422	1,709,099	3,508,521	2,428,908	1,781,185	4,210,093
Total deposits	8,258,914	3,727,794	11,986,708	9,883,828	3,107,248	12,991,076